Impairment losses in Jaguar Land Rover (Tables)	12 Months Ended
Mar. 31, 2020
Text block [abstract]
Summary Of Key Assumptions Used To Calculate The Recoverable Amount
The value of key assumptions used to calculate the recoverable amount are as follows:

	As at March 31,
	2020	2019
Growth rate applied beyond approved forecast period	1.9%	1.9%
Pre-tax discount rate	12.5%	11.8%
Terminal value variable profit (%GVR)	19.7%	22.6%
Terminal value capital expenditures (%GVR)	9.1%	11.0%

Summary Of Value Assigned To The Key Assumptions Must Change For The Recoverable Amount Of The CGU
The table below shows the amount by which the value assigned to the key assumptions must change for the recoverable amount of the CGU to be equal to its carrying amount:

As at March 31*	% Change	Revised Assumption
Growth rate applied beyond approved forecast period	-17.8%	1.6%
Pre-tax discount rate	2.8%	12.9%
Terminal value variable profit (%GVR)	-0.9%	19.5%
Terminal value capital expenditures (%GVR)	1.9%	9.3%

*	For the year ended March 31, 2019, the recoverable amount of the CGU was equal to its carrying amount, therefore the above disclosure is not applicable.